FINANCIAL RISK MANAGEMENT - Exposure to Interest Rate Risk (Details) - Interest Rate Risk [Member] - PEN (S/) S/ in Thousands		Dec. 31, 2019	Dec. 31, 2018
Derivative financial assets [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		S/ 6,548,011	S/ 7,755,665
Derivative financial liabilities [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		6,460,957	7,660,925
Derivative Net [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		87,054	94,740
Cash and due from banks, Cash collateral, reverse repurchase agreements and securities borrowings [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		30,275,286	26,251,458
Investment [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		29,679,769	29,350,673
Loans, net [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		110,485,717	105,806,998
Financial assets designated at fair value through profit or loss [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		620,544	521,186
Premiums and other policies Accounts receivable [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		838,731	887,273
Accounts receivable from reinsurers and coinsurers [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		791,704	842,043
Other asset [Member]
Disclosure of financial risks management [Line Items]
Credit exposure	[1]	2,335,254	2,450,645
Asset total [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		175,027,005	166,110,276
Deposits and obligations [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		112,005,385	104,551,310
Payables from repurchase agreements, security lending and due to banks and correspondents [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		16,519,748	17,863,497
Accounts payable to reinsurers [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		216,734	291,693
Technical, insurance claims reserves and reserves for unearned premiums [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		9,950,233	8,452,671
Financial liabilities at fair value through profit or loss [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		493,700	362,310
Bonds and notes issued [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		14,946,363	15,457,540
Other liabilitie [Member]
Disclosure of financial risks management [Line Items]
Credit exposure	[2]	3,811,376	3,039,408
Equity [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		26,746,310	24,266,076
Liabilities and equity total [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		184,689,849	174,284,505
Marginal gap [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		(9,575,790)	(8,079,489)
Accumulated Gap [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		0	0
Non-Interest Bearing Assets [Member] | Derivative financial assets [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		0	0
Non-Interest Bearing Assets [Member] | Derivative financial liabilities [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		0	0
Non-Interest Bearing Assets [Member] | Derivative Net [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		0	0
Non-Interest Bearing Assets [Member] | Cash and due from banks, Cash collateral, reverse repurchase agreements and securities borrowings [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		6,571,315	7,997,867
Non-Interest Bearing Assets [Member] | Investment [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		578,788	648,579
Non-Interest Bearing Assets [Member] | Loans, net [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		(332,893)	(845,658)
Non-Interest Bearing Assets [Member] | Financial assets designated at fair value through profit or loss [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		620,544	521,186
Non-Interest Bearing Assets [Member] | Premiums and other policies Accounts receivable [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		0	0
Non-Interest Bearing Assets [Member] | Accounts receivable from reinsurers and coinsurers [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		0	0
Non-Interest Bearing Assets [Member] | Other asset [Member]
Disclosure of financial risks management [Line Items]
Credit exposure	[1]	2,023,067	2,408,072
Non-Interest Bearing Assets [Member] | Asset total [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		9,460,821	10,730,046
Non-Interest Bearing Assets [Member] | Deposits and obligations [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		3,180,085	3,782,992
Non-Interest Bearing Assets [Member] | Payables from repurchase agreements, security lending and due to banks and correspondents [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		225,797	1,592,318
Non-Interest Bearing Assets [Member] | Accounts payable to reinsurers [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		0	0
Non-Interest Bearing Assets [Member] | Technical, insurance claims reserves and reserves for unearned premiums [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		54,293	52,014
Non-Interest Bearing Assets [Member] | Financial liabilities at fair value through profit or loss [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		493,700	362,310
Non-Interest Bearing Assets [Member] | Bonds and notes issued [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		15,905	69,273
Non-Interest Bearing Assets [Member] | Other liabilitie [Member]
Disclosure of financial risks management [Line Items]
Credit exposure	[2]	3,008,995	2,613,602
Non-Interest Bearing Assets [Member] | Equity [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		26,746,310	24,266,076
Non-Interest Bearing Assets [Member] | Liabilities and equity total [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		33,725,085	32,738,585
Non-Interest Bearing Assets [Member] | Marginal gap [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		(24,264,264)	(22,008,539)
Non-Interest Bearing Assets [Member] | Accumulated Gap [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		(9,575,790)	(8,079,489)
Not later than one month [member] | Derivative financial assets [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		2,806,693	3,393,623
Not later than one month [member] | Derivative financial liabilities [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		323,360	823,012
Not later than one month [member] | Derivative Net [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		2,483,333	2,570,611
Not later than one month [member] | Cash and due from banks, Cash collateral, reverse repurchase agreements and securities borrowings [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		12,702,384	8,348,880
Not later than one month [member] | Investment [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		1,462,956	1,024,895
Not later than one month [member] | Loans, net [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		14,595,317	12,671,779
Not later than one month [member] | Financial assets designated at fair value through profit or loss [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		0	0
Not later than one month [member] | Premiums and other policies Accounts receivable [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		802,558	848,662
Not later than one month [member] | Accounts receivable from reinsurers and coinsurers [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		734	89
Not later than one month [member] | Other asset [Member]
Disclosure of financial risks management [Line Items]
Credit exposure	[1]	273,338	42,057
Not later than one month [member] | Asset total [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		29,837,287	22,936,362
Not later than one month [member] | Deposits and obligations [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		29,478,976	27,696,282
Not later than one month [member] | Payables from repurchase agreements, security lending and due to banks and correspondents [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		3,742,155	1,825,899
Not later than one month [member] | Accounts payable to reinsurers [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		46,144	5,504
Not later than one month [member] | Technical, insurance claims reserves and reserves for unearned premiums [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		266,556	217,240
Not later than one month [member] | Financial liabilities at fair value through profit or loss [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		0	0
Not later than one month [member] | Bonds and notes issued [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		180,311	27
Not later than one month [member] | Other liabilitie [Member]
Disclosure of financial risks management [Line Items]
Credit exposure	[2]	437,529	175,892
Not later than one month [member] | Equity [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		0	0
Not later than one month [member] | Liabilities and equity total [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		34,151,671	29,920,844
Not later than one month [member] | Marginal gap [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		(1,831,051)	(4,413,871)
Not later than one month [member] | Accumulated Gap [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		(1,831,051)	(4,413,871)
Later than one month and not later than three months [member] | Derivative financial assets [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		2,849,046	2,736,835
Later than one month and not later than three months [member] | Derivative financial liabilities [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		821,872	819,882
Later than one month and not later than three months [member] | Derivative Net [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		2,027,174	1,916,953
Later than one month and not later than three months [member] | Cash and due from banks, Cash collateral, reverse repurchase agreements and securities borrowings [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		1,841,425	2,192,245
Later than one month and not later than three months [member] | Investment [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		1,346,028	4,143,332
Later than one month and not later than three months [member] | Loans, net [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		17,107,120	17,663,723
Later than one month and not later than three months [member] | Financial assets designated at fair value through profit or loss [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		0	0
Later than one month and not later than three months [member] | Premiums and other policies Accounts receivable [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		22,866	24,303
Later than one month and not later than three months [member] | Accounts receivable from reinsurers and coinsurers [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		120,600	106,421
Later than one month and not later than three months [member] | Other asset [Member]
Disclosure of financial risks management [Line Items]
Credit exposure	[1]	38,841	46
Later than one month and not later than three months [member] | Asset total [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		20,476,880	24,130,070
Later than one month and not later than three months [member] | Deposits and obligations [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		9,711,623	9,545,250
Later than one month and not later than three months [member] | Payables from repurchase agreements, security lending and due to banks and correspondents [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		3,269,341	3,895,312
Later than one month and not later than three months [member] | Accounts payable to reinsurers [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		133,864	281,808
Later than one month and not later than three months [member] | Technical, insurance claims reserves and reserves for unearned premiums [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		703,337	600,927
Later than one month and not later than three months [member] | Financial liabilities at fair value through profit or loss [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		0	0
Later than one month and not later than three months [member] | Bonds and notes issued [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		252,316	1,934
Later than one month and not later than three months [member] | Other liabilitie [Member]
Disclosure of financial risks management [Line Items]
Credit exposure	[2]	361,087	247,175
Later than one month and not later than three months [member] | Equity [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		0	0
Later than one month and not later than three months [member] | Liabilities and equity total [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		14,431,568	14,572,406
Later than one month and not later than three months [member] | Marginal gap [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		8,072,486	11,474,617
Later than one month and not later than three months [member] | Accumulated Gap [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		6,241,435	7,060,746
From 3 months to 1 year [Member] | Derivative financial assets [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		454,349	1,204,498
From 3 months to 1 year [Member] | Derivative financial liabilities [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		3,798,631	3,728,800
From 3 months to 1 year [Member] | Derivative Net [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		(3,344,282)	(2,524,302)
From 3 months to 1 year [Member] | Cash and due from banks, Cash collateral, reverse repurchase agreements and securities borrowings [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		3,683,141	2,644,313
From 3 months to 1 year [Member] | Investment [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		7,786,732	6,231,197
From 3 months to 1 year [Member] | Loans, net [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		28,291,817	25,826,794
From 3 months to 1 year [Member] | Financial assets designated at fair value through profit or loss [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		0	0
From 3 months to 1 year [Member] | Premiums and other policies Accounts receivable [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		8,496	9,124
From 3 months to 1 year [Member] | Accounts receivable from reinsurers and coinsurers [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		668,551	734,043
From 3 months to 1 year [Member] | Other asset [Member]
Disclosure of financial risks management [Line Items]
Credit exposure	[1]	8	498
From 3 months to 1 year [Member] | Asset total [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		40,438,745	35,445,969
From 3 months to 1 year [Member] | Deposits and obligations [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		19,010,084	17,413,186
From 3 months to 1 year [Member] | Payables from repurchase agreements, security lending and due to banks and correspondents [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		4,969,337	5,128,527
From 3 months to 1 year [Member] | Accounts payable to reinsurers [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		25,838	3,082
From 3 months to 1 year [Member] | Technical, insurance claims reserves and reserves for unearned premiums [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		1,166,055	1,007,817
From 3 months to 1 year [Member] | Financial liabilities at fair value through profit or loss [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		0	0
From 3 months to 1 year [Member] | Bonds and notes issued [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		1,683,166	2,499,807
From 3 months to 1 year [Member] | Other liabilitie [Member]
Disclosure of financial risks management [Line Items]
Credit exposure	[2]	3,765	2,739
From 3 months to 1 year [Member] | Equity [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		0	0
From 3 months to 1 year [Member] | Liabilities and equity total [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		26,858,245	26,055,158
From 3 months to 1 year [Member] | Marginal gap [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		10,236,218	6,866,509
From 3 months to 1 year [Member] | Accumulated Gap [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		16,477,653	13,927,255
Later than one year and not later than five years [member] | Derivative financial assets [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		272,223	347,883
Later than one year and not later than five years [member] | Derivative financial liabilities [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		1,110,774	1,754,972
Later than one year and not later than five years [member] | Derivative Net [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		(838,551)	(1,407,089)
Later than one year and not later than five years [member] | Cash and due from banks, Cash collateral, reverse repurchase agreements and securities borrowings [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		5,351,933	4,973,228
Later than one year and not later than five years [member] | Investment [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		5,876,624	5,288,235
Later than one year and not later than five years [member] | Loans, net [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		35,086,667	36,908,775
Later than one year and not later than five years [member] | Financial assets designated at fair value through profit or loss [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		0	0
Later than one year and not later than five years [member] | Premiums and other policies Accounts receivable [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		4,811	5,184
Later than one year and not later than five years [member] | Accounts receivable from reinsurers and coinsurers [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		1,348	1,104
Later than one year and not later than five years [member] | Other asset [Member]
Disclosure of financial risks management [Line Items]
Credit exposure	[1]	0	1,735
Later than one year and not later than five years [member] | Asset total [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		46,321,383	47,178,261
Later than one year and not later than five years [member] | Deposits and obligations [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		43,285,525	39,389,207
Later than one year and not later than five years [member] | Payables from repurchase agreements, security lending and due to banks and correspondents [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		1,784,133	3,811,941
Later than one year and not later than five years [member] | Accounts payable to reinsurers [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		10,888	1,299
Later than one year and not later than five years [member] | Technical, insurance claims reserves and reserves for unearned premiums [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		2,703,092	2,327,437
Later than one year and not later than five years [member] | Financial liabilities at fair value through profit or loss [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		0	0
Later than one year and not later than five years [member] | Bonds and notes issued [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		10,060,986	12,441,149
Later than one year and not later than five years [member] | Other liabilitie [Member]
Disclosure of financial risks management [Line Items]
Credit exposure	[2]	0	0
Later than one year and not later than five years [member] | Equity [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		0	0
Later than one year and not later than five years [member] | Liabilities and equity total [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		57,844,624	57,971,033
Later than one year and not later than five years [member] | Marginal gap [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		(12,361,792)	(12,199,861)
Later than one year and not later than five years [member] | Accumulated Gap [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		4,115,861	1,727,394
More than 5 years [Member] | Derivative financial assets [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		165,700	72,826
More than 5 years [Member] | Derivative financial liabilities [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		406,320	534,259
More than 5 years [Member] | Derivative Net [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		(240,620)	(461,433)
More than 5 years [Member] | Cash and due from banks, Cash collateral, reverse repurchase agreements and securities borrowings [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		125,088	94,925
More than 5 years [Member] | Investment [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		12,628,641	12,014,435
More than 5 years [Member] | Loans, net [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		15,737,689	13,581,585
More than 5 years [Member] | Financial assets designated at fair value through profit or loss [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		0	0
More than 5 years [Member] | Premiums and other policies Accounts receivable [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		0	0
More than 5 years [Member] | Accounts receivable from reinsurers and coinsurers [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		471	386
More than 5 years [Member] | Other asset [Member]
Disclosure of financial risks management [Line Items]
Credit exposure	[1]	0	(1,763)
More than 5 years [Member] | Asset total [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		28,491,889	25,689,568
More than 5 years [Member] | Deposits and obligations [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		7,339,092	6,724,393
More than 5 years [Member] | Payables from repurchase agreements, security lending and due to banks and correspondents [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		2,528,985	1,609,500
More than 5 years [Member] | Accounts payable to reinsurers [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		0	0
More than 5 years [Member] | Technical, insurance claims reserves and reserves for unearned premiums [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		5,056,900	4,247,236
More than 5 years [Member] | Financial liabilities at fair value through profit or loss [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		0	0
More than 5 years [Member] | Bonds and notes issued [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		2,753,679	445,350
More than 5 years [Member] | Other liabilitie [Member]
Disclosure of financial risks management [Line Items]
Credit exposure	[2]	0	0
More than 5 years [Member] | Equity [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		0	0
More than 5 years [Member] | Liabilities and equity total [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		17,678,656	13,026,479
More than 5 years [Member] | Marginal gap [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		10,572,613	12,201,656
More than 5 years [Member] | Accumulated Gap [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		S/ 14,688,474	S/ 13,929,050

[1]	Other assets and other liabilities only include financial accounts. The balances of the year 2018 have been adjusted and confirmed said guidelines in the information disclosed for this report.
[2]	Includes banker’s acceptances outstanding and other liabilities.